Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 5,628,880	$ 4,084,085		$ 1,477,143
Grants receivable	273,638	757,562		84,344
Prepaid expenses	339,176	419,751		334,629
Other current assets	0	47,586		14,675
Total current assets	6,241,694	5,308,984		1,910,791
Property and equipment, net	470,120	135,486		57,053
Goodwill	6,826,003	6,826,003		6,826,003
Other long term assets	148,597	126,654		11,017
Total assets	13,686,414	12,397,127		8,804,864
Current liabilities:
Accounts payable	2,014,606	3,002,497		1,313,247
Accrued compensation	463,828	562,755		230,381
Accrued clinical operations and site costs	472,990	391,041		494,110
Accrued lease contingency fee	590,504	590,504		590,504
License fee payable	225,000
Other accrued expenses	450,873	411,566		245,421
Warrant liability		0		92,463
Interest payable	50,437
Notes payable - capital leases	16,051
Total current liabilities	4,284,289	4,958,363		$ 2,966,126
Long-term liabilities:
Notes payable, net	3,980,437
Capital leases	79,605
Other long-term liabilities	102,863
Total long-term liabilities	4,162,905
Commitments and contingencies:
Redeemable convertible preferred stock:
MabVax Therapeutics Holdings Series B redeemable convertible preferred stock, 1,250,000 shares authorized, none and 1,250,000 issued and outstanding as of December 31, 2015 and 2014, respectively, with a liquidation preference of $2,627,123 as of December 31, 2014		0		$ 1,838,025
Total redeemable convertible preferred stock		0		1,838,025
Stockholders' equity (deficit):
Common stock, $0.01 par value; 150,000,000 shares authorized as of December 31, 2015, 28,391,072 and 2,802,867 shares issued and outstanding as of December 31, 2015 and 2014, respectively	293,113	283,911		28,029
Additional paid-in capital	69,950,489	67,754,383		24,492,450
Accumulated deficit	(65,006,548)	(60,601,778)		(24,550,308)
Total stockholders' equity	5,239,220	7,438,764		4,000,713
Total liabilities, redeemable convertible preferred stock and stockholders' equity	13,686,414	12,397,127		8,804,864
Series A-1 Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock		0		4,029,576
Series C Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock		0		966
Series D Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	$ 1,833	1,915		0
Series E Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock		$ 333	$ 333	$ 0